Commitment and Contingencies (Repairs to U.S. Flagged Vessels Operating Abroad) - Additional Information (Detail)	9 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Percentage of vessel repair duty	50.00%